Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 152.4	$ 192.5	$ 195.3
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	39.2	40.9	43.7
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	30.3	28.3	26.2
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	3.9	6.5	5.6
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	33.2	53.1	55.0
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	44.6	62.2	63.6
Other
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 1.2	$ 1.5	$ 1.2